Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Audit Fees [Abstract]
Financial Statement audit fees	$ 3,335	$ 2,876	$ 2,615
Other fees, including tax services	279	462	676
Total fees	$ 3,614	$ 3,338	$ 3,291